Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Employee benefits costs	¥ 8	¥ 9	¥ 7